Nature of Business and Summary of Significant Accounting Policies (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012
Numerator:
Net income (loss)	$ (400)	$ 16	$ 38	$ (1,052)
Denominator:
Weighted average common shares outstanding - basic (in shares)	16,268	16,268	16,268	16,202
Effect of dilutive stock options and warrants	0	155
Weighted average common shares outstanding - diluted (in shares)	16,268	16,423	16,409	16,202
Basic (loss) earnings per common share (in dollar per shares)	$ (0.02)	$ 0.00	$ 0	$ (0.06)
Diluted (loss) earnings per common share (in dollars per shares)	$ (0.02)	$ 0.00	$ 0	$ (0.06)